20 Provision for legal proceedings (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Judicial deposits	R$ 134	R$ 121
Restricted deposits for legal proceedings [member]
Disclosure of other provisions [line items]
Judicial deposits	134	121
Restricted deposits for legal proceedings [member] | Tax [member]
Disclosure of other provisions [line items]
Judicial deposits	64	69
Restricted deposits for legal proceedings [member] | Labor [member]
Disclosure of other provisions [line items]
Judicial deposits	67	43
Restricted deposits for legal proceedings [member] | Civil and others [member]
Disclosure of other provisions [line items]
Judicial deposits	R$ 3	R$ 9